STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended		70 Months Ended	73 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Statements Of Operations
Net Revenues
Operating expenses:
Professional fees	19,933	14,844	44,188	99,282	312,566	332,499
Consulting fees	62,500	205,084	763,542	523,285	1,286,827	1,349,327
General and administrative expenses	9,390	7,053	18,574	67,968	98,264	107,654
Impairment loss			106,000		106,000	106,000
Mining and exploration costs	26,752	42,326	146,456	182,561	329,017	355,769
Total operating expenses	118,575	269,307	1,078,760	873,096	2,132,674	2,251,249
Operating Loss	(118,575)	(269,307)	(1,078,760)	(873,096)	(2,132,674)	(2,251,249)
Other expense:
Interest expense, net	(4,324)	(311)	(2,939)	(5,654)	(22,754)	(27,078)
Amortization of debt discount	(133,750)			(19,723)	(19,723)	(153,473)
Total other expenses, net	(138,074)	(311)	(2,939)	(25,377)	(42,477)	(180,551)
Net Loss	$ (256,649)	$ (269,618)	$ (1,081,699)	$ (898,473)	$ (2,175,151)	$ (2,431,800)
Basic and diluted loss per share	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)
Weighted average common shares outstanding	105,760,056	100,369,133	101,744,739	103,239,507